INVESTMENT IN EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF RECONCILIATION OF OPENING AND CLOSING BALANCE OF INVESTMENT IN EQUITY SECURITIES

The reconciliation of the opening and closing fair value balance of the investment in equity securities instruments is provided below:

Opening Balance January 1, 2024	$474
Changes during 2024:
Adjustment to fair value through profit or loss	1,444
Divestment in Equity Securities	(1,847)
Closing Balance December 31, 2024	$71
Changes during 2025:
Adjustment to fair value through profit or loss	(45)
Closing Balance December 31, 2025	$26